Filed with the U.S. Securities and Exchange Commission on September 6, 2022

1933 Act Registration File No. 033-12213
1940 Act File No. 811-05037

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	838	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	839	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
 615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (414) 765-4324

Jason F. Hadler
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019
As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 6, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[X]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 835 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 24, 2022, and pursuant to Rule 485(a)(2) would have become effective on September 7, 2022.

This Post-Effective Amendment No. 838 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 6, 2022, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 838 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 838 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 6th day of September, 2022.

Professionally Managed Portfolios

By: /s/ Jason F. Hadler
Jason F. Hadler
President

    Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 838 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Kathleen T. Barr*	Trustee	September 6, 2022
Kathleen T. Barr

Eric W. Falkeis*	Trustee	September 6, 2022
Eric W. Falkeis

Steven J. Paggioli*	Trustee	September 6, 2022
Steven J. Paggioli

Ashi S. Parikh*	Trustee	September 6, 2022
Ashi S. Parikh

Cynthia M. Fornelli*	Trustee	September 6, 2022
Cynthia M. Fornelli

/s/Jason F. Hadler	President and Principal	September 6, 2022
Jason F. Hadler	Executive Officer

/s/ Craig Benton	Vice President, Treasurer and Principal	September 6, 2022
Craig Benton	Financial and Accounting Officer

*By: /s/ Carl G. Gee		September 6, 2022
Carl G. Gee, Attorney-In Fact pursuant to Power of Attorney